COMMITMENTS AND CONTINGENT LIABILITIES (Supplemental Cash Flow Information Related to Leases) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 631
Operating leases	$ 294